CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue
Revenue	$ 13,063,560	$ 12,449,705	$ 9,955,190
Cost of revenue
Cost of revenue	(7,229,913)	(7,264,428)	(6,059,455)
Gross profit	5,833,647	5,185,277	3,895,735
Operating income (expenses)
Other operating income	221,021	279,184	287,946
Sales and marketing expenses	(2,779,223)	(3,269,223)	(3,829,743)
General and administrative expenses	(1,134,724)	(1,437,612)	(987,868)
Provision for credit losses	(633,942)	(513,690)	(117,427)
Research and development expenses	(1,164,126)	(1,376,501)	(831,703)
Impairment of goodwill	(117,875)	(354,943)	0
Total operating expenses	(5,608,869)	(6,672,785)	(5,478,795)
Operating (loss) income	224,778	(1,487,508)	(1,583,060)
Interest income	331,310	115,515	36,082
Interest expense	(41,075)	(45,396)	(136,876)
Net investment loss	(125,656)	(207,331)	(43,502)
Net (loss) gain on debt extinguishment	38,550	199,697	(2,069)
Foreign exchange gain (loss)	4,487	(75,510)	14,241
(Loss) Income before income tax and share of results of equity investees	432,394	(1,500,533)	(1,715,184)
Income tax expense	(262,680)	(168,395)	(332,865)
Share of results of equity investees	(7,032)	11,156	5,019
Net (loss) income	162,682	(1,657,772)	(2,043,030)
Net (income) loss attributable to non-controlling interests	(11,956)	6,351	(3,729)
Net (loss) income attributable to Sea Limited's ordinary shareholders	$ 150,726	$ (1,651,421)	$ (2,046,759)
(Loss) Earnings per share:
Basic (in dollars per share)	$ 0.27	$ (2.96)	$ (3.84)
Diluted (in dollars per share)	$ 0.25	$ (2.96)	$ (3.84)
Weighted average shares used in (loss) earnings per share computation:
Basic (in shares)	566,612,815	558,119,948	532,705,796
Diluted (in shares)	594,405,604	558,119,948	532,705,796
Digital Entertainment [Member]
Revenue
Revenue	$ 2,172,009	$ 3,877,163	$ 4,320,013
Cost of revenue
Cost of revenue	(672,481)	(1,077,017)	(1,230,082)
E-Commerce and Other Services [Member]
Revenue
Revenue	9,770,376	7,463,173	4,564,617
Cost of revenue
Cost of revenue	(5,530,043)	(5,194,065)	(3,825,826)
Sales of Goods [Member]
Revenue
Revenue	1,121,175	1,109,369	1,070,560
Cost of revenue
Cost of revenue	$ (1,027,389)	$ (993,346)	$ (1,003,547)